Income Taxes - Summary of Income Tax Contingencies (Details) - USD ($) $ in Millions	2 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 19, 2021	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	$ 6.5	$ 5.0	$ 0.8	$ 13.9
Increases resulting from the Mirion Business Combination	6.5	0.0	0.0	0.0
Current year additions to positions	0.1	1.5	2.6	0.0
Additions from other business combinations	0.2	0.0	1.7	0.0
Lapse of applicable statute of limitations	0.0	0.0	(0.1)	(13.1)
Reductions to prior year positions	(0.2)	0.0	0.0	0.0
Foreign currency translation adjustments	0.0	0.0	0.0	0.0
Balance, end of period	6.6	6.5	$ 5.0	$ 0.8
GSAH
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, beginning of period	$ 0.0
Balance, end of period		$ 0.0